Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 360,586	$ 299,071	$ 184,665
Time charters (operating leases) [Member]
Revenues	349,628	283,962	171,134
Voyage charters [Member]
Revenues	$ 10,958	$ 15,109	$ 13,531